Investments in Non-Consolidated Affiliates (Tables)	24 Months Ended
Oct. 31, 2012
Assets, Liabilities, and Equity of Equity Method Affiliates

The following table summarizes 100% of the combined assets, liabilities, and equity of our equity method affiliates as of October 31:

(in millions)	2012	2011
	(Unaudited)
Assets:
Current assets	$271	$214
Noncurrent assets	199	238

Total assets	$470	$452

Liabilities and equity:
Current liabilities	$195	$118
Noncurrent liabilities	91	117

Total liabilities	286	235
Partners’ capital and stockholders’ equity:
NIC	55	73
Third parties	129	144

Total partners’ capital and stockholders’ equity	184	217

Total liabilities and equity	$470	$452

Operations of Equity Method Affiliates

The following table summarizes 100% of the combined results of operations of our equity method affiliates for the years ended October 31:

(in millions)	2012	2011(A)	2010
	(Unaudited)	(Unaudited)	(Unaudited)
Net sales	$704	$938	$659
Costs, expenses, and income tax expense	726	1,069	755

Net loss	$(22)	$(131)	$(96)

(A)	Includes amounts for NC2 through September 29, 2011.

Receivables and Payables Related to Affiliates

Amounts due to and due from our affiliates arising from the sale and purchase of products and services as of October 31 are as follows:

(in millions)	2012	2011
Receivables due from affiliates	$32	$30
Payables due to affiliates	29	29

NC2 Global LLC
Summarized Financial Information

Presented below is summarized financial information representing 100% of NC2, which was considered a significant non-consolidated affiliate in 2011 and 2010, prior to increasing the equity interest in September 2011.

(in millions)	Eleven Months Ended September 29, 2011	Year Ended October 31, 2010
Net revenue	$235	$63
Net expenses	318	135
Loss before tax expense	(83)	(72)
Net loss	(83)	(72)